Operations - Divestments - Sale of CGR Dona Juana S.A ESP. ("Dona Juana") - Gain (loss) on Divestiture (Detail) - Dona Juana [member] - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 09, 2016	Dec. 31, 2018
Disclosure Of Gains Losses On Disposals Of Investments [line items]
Sale amount	R$ 10,410	R$ 2,817
Carrying value as of the date of the sale (provision balance)	16,759
Gain on sale	R$ 27,169